INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 10,525
Accumulated amortization and impairment charges	10,499
Unamortized balance	26	$ 452
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	3,876
Accumulated amortization and impairment charges	$ 3,876
Unamortized balance		295
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 1,177
Accumulated amortization and impairment charges	$ 1,177
Unamortized balance		132
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 5,472
Accumulated amortization and impairment charges	5,446
Unamortized balance	$ 26	$ 25